Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Summary of income taxes are recognized in profit or loss

Income taxes	Years Ended December 31,
in €‘000	2020	2021	2022
Current tax expense:
Current year	2,746	12,564	11,540
Changes in estimates related to prior years	1,077	2,051	(187)
Deferred tax expense:
Origination and reversal of temporary differences	3,700	1,567	(9,354)
Tax write-down	—	—	5,300
Recognition of previously unrecognized deferred tax assets	(204)	(5,145)	—
Income tax expense reported in profit or loss	7,319	11,037	7,299

Summary of reconciliation of the changes in the net deferred tax asset recognized in the consolidated statement of financial position, net

in €‘000	2021	2022
Net deferred tax asset as of January 1,	16,564	1,430
Additions from business combinations	(17,725)	(3,140)
Recognized in other comprehensive income	202	(326)
Recognized in profit or loss	3,577	4,054
Foreign currency translation adjustment	(1,188)	(1,052)
Net deferred tax asset as of December 31,	1,430	966

Summary of deferred tax assets and liabilities

	December 31,
	2021		2022
	Consolidated		Consolidated
	statement of	Consolidated	statement of	Consolidated
	financial	statement of	financial	statement of
in €‘000	position	profit or loss	position	profit or loss
Other assets and prepayments	4,644	(337)	9,986	5,343
Intangible assets	(19,114)	8,769	(24,720)	(2,755)
Trade and other payables	4,637	2,410	8,643	4,331
Tax loss carry-forward	2,887	(475)	4,612	3,068
Tax step-up (write-down)	15,600	(1,400)	10,300	(5,300)
Other assets non-current	(5,119)	(5,119)	(5,941)	(822)
Other	(2,105)	(271)	(1,914)	189
Deferred tax income		3,577		4,054
Net deferred tax asset	1,430		966
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	26,908		27,014
Deferred tax liabilities	(25,478)		(26,048)
Deferred tax assets, net	1,430		966

Summary of income tax expense calculated by the applicable tax rate and the effective income tax

	Years Ended December 31,
in €‘000	2020	2021	2022
Net income before tax	22,125	23,824	17,790
Applicable tax rate	14.5%	14.5%	14.4%
Tax expense applying the Company tax rate	(3,208)	(3,454)	(2,562)
Effect of tax losses and tax offsets not recognized as deferred tax assets	744	(6,327)	1,134
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	204	5,145	—
Changes in estimates related to prior years	(1,077)	(2,051)	187
Effect of non-deductible expenses	(4,527)	(4,132)	(3,020)
Effect of non-taxable remeasurement of previously held equity-accounted investee	—	—	1,116
Effect of difference to the Group tax rate	935	555	854
Other effects	(389)	(773)	292
Tax write-down	—	—	(5,300)
Income tax expense	(7,319)	(11,037)	(7,299)
Effective tax rate	33.1%	46.3%	41.0%

Summary of tax loss carryforwards that are not recognized as deferred tax assets

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	December 31,
in €‘000	2021	2022
Unlimited	64,797	102,450
will expire within 5 years	17,169	18,508
will expire thereafter	2,133,690	2,575,052